BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Basis of Accounting

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Rule 8-03 of Regulation S-X. Accordingly, they do not include all the information and notes for complete financial statements. In the opinion of management, all adjustments (consistent of normal recurring accruals and adjustments) considered necessary for a fair presentation of the consolidated financial statements have been included. Results for the interim periods should not be considered indicative of results to be expected for a full year. The Company adopted a December 31 fiscal year-end for financial statement purposes.

Principles of Consolidation

Principles of Consolidation and Basis of Accounting

The consolidated financial statements include the accounts of TraQiQ, Inc and its wholly owned subsidiaries. All material inter-company accounts and transactions have been eliminated. The Company’s policy is to prepare its consolidated financial statements on the accrual basis of accounting, whereby revenue is recognized when earned and expenses are recognized when incurred.

Accounting Estimates

Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Business Combinations

Business Combinations

Under the guidance enumerated in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business and is accounted for as an asset acquisition at which point, the acquirer measures the assets acquired based on their cost, which is allocated on a relative fair value basis.

Business combinations are accounted for utilizing the fair value of consideration determined by the Company’s management and external specialists. The Company recognizes estimated fair values of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date. Goodwill is recognized as any excess in fair value over the net value of assets acquired and liabilities assumed.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly-liquid money market funds and certificates of deposit with original maturities of less than three months to be cash equivalents. The Company maintains its cash balances with various banks. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company monitors the cash balances held in its bank accounts, and as of September 30, 2023 and December, 2022 did not have any concerns regarding cash balances which exceeded the insured amounts.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at year-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables and contract assets. The Company considers historical collection rates, the current financial status of its customers, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, the Company believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments.

As of September 30, 2023 and December 31, 2022, the Company allocated $77,690 to the allowance for credit loss. The Company writes off bad debts as they occur during the year. As of December 31, 2021, the Company had accounts receivable, net of $413,723.

Subscriptions Receivable

Subscriptions Receivable

Subscription receivable consists of units that have been issued with subscriptions that have not yet been settled. As of September 30, 2023 and December 31, 2022, there were $0 and $200,000, respectively, in subscriptions that had not yet settled. Subscriptions receivable are carried at cost which approximates fair value.

Inventory

Inventory

Inventories primarily consist of parts for our digester business purchased for resale. Inventory is stated at the lower of cost (first-in, first-out) or net realizable value. Management reviews the age of inventories for obsolescence and determined that a reserve for obsolescence was not required as of September 30, 2023.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the condensed consolidated statement of operations or the period in which the disposal occurred. The Company utilizes a useful life ranging from 5 to 25 years for its trailers, tractors, shop equipment, leasehold improvements, and containers.

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of September 30, 2023 and December 31, 2022.

Finite Long-lived Intangible Assets, Net

Finite Long-lived Intangible Assets, Net

Finite long-lived intangible assets are recorded at their estimated fair value at the date of acquisition. Finite long-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Management annually evaluates the estimated remaining useful lives of the finite intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of amortization. Titan acquired the finite intangible asset, customer lists, as part of the acquisition of WTI Global, Inc. during the year ended December 31, 2022. The Company also recognized finite intangible intellectual property, noncompete agreement and tradename assets from its reverse acquisition with Titan (Note 3 – Business Combinations).

Finite long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. An impairment loss is recognized if the sum of the expected long-term undiscounted cash flows the asset is expected to generate is less than its carrying amount. Any write-downs are treated as permanent reductions in the carrying amount of the respective asset. Management assessed and concluded that no impairment write-down would be necessary for finite long-lived intangible assets as of September 30, 2023 and December 31, 2022.

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

Goodwill

Goodwill

Goodwill represents the excess of the acquisition price of a business over the fair value of identified net assets of that business. Goodwill has an indefinite lifespan and is not amortized. The Company evaluates goodwill for impairment at least annually and record an impairment charge when the carrying amount of a reporting unit with goodwill exceeds the fair value of the reporting unit. The Company has two reporting units, Titan and Recoup.

The Company assesses qualitative factors to determine if it is necessary to conduct a quantitative goodwill impairment test. If deemed necessary, a quantitative assessment of the reporting unit’s fair value is conducted and compared to its carrying value in order to determine the impairment charge. Due to the reverse acquisition with Titan, the Company recognized goodwill of $22,319,908 for the Recoup reporting unit on the condensed consolidated balance sheet (Note 3 - Business Combinations). As a result of the historical net losses of TraQiQ, the Company concluded it was more likely than not that the fair value of the reporting unit was less than it’s carrying amount as of June 30, 2023. Therefore, the Company performed an impairment assessment of the goodwill.

The fair value of the Recoup reporting unit was estimated using an income approach and included assumptions related to estimates of future revenue and operating expenses, long-term growth rates, a technology obsolescence rate, and a discount rate. The quantitative impairment test indicated a fair value of the reporting unit that was lower than it’s carrying value, and as a result, the goodwill was impaired with an impairment expense of $15,669,287 during the nine months ended September 30, 2023 (Note 6 - Goodwill).

Leases

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets (“ROU”) and corresponding lease liabilities at the lease commencement date. The lease term is used to calculate the lease liability, which includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The leases the Company currently holds do not have implicit borrowing rates, therefore the Company utilizes its incremental borrowing rate to measure the ROU assets and liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. All leases that have lease terms of one year or less are considered short-term leases, and therefore are not recorded through a ROU or liability.

The Company has elected to apply the practical expedient to not separate the lease and non-lease components of a contract, which ultimately results in a higher amount of total lease payments being included within the present value calculation of the lease liability.

Loan Origination Fees

Loan Origination Fees

Loan origination fees represent loan fees, inclusive of original issue discounts, relating to convertible note payables and note payables granted to the Company. The Company amortizes loan origination fees over the life of the note (Note 9 – Note Payables and Note 10 – Convertible Note Payable). Amortization expense of loan issuance fees for the nine months ended September 30, 2023 and 2022 was $210,225 and $450, respectively. The net amounts of $577,480 and $93,744 were netted against the outstanding notes payable as of September 30, 2023 and December 31, 2022, respectively.

Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 quoted prices in active markets include cash and cash equivalents.

These consolidated financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates.

In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management for the respective periods. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, short-term notes payable, accounts payable and accrued expenses. The carrying value of long-term debt approximates fair value, as the variable interest rates approximate current market rates. The Company measured its derivative liabilities at fair value on a recurring basis using level 3 inputs.

Convertible Instruments

Convertible Instruments

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with the FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”). The accounting treatment of derivative financial instruments requires that the Company record embedded conversion options and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded in earnings each period as non-operating, non-cash income or expense. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification. Embedded conversion options and any related freestanding instruments are recorded as a discount to the host instrument. The Company allocates proceeds based on the relative fair values of the debt and equity components.

Valuations derived from various models are subject to ongoing internal and external verification and review. The Company determined the fair value of the derivative liability as of September 30, 2023 using the Black-Scholes pricing model for its derivative liability from warrants and a Monte Carlo pricing model for its derivative liabilities from convertible note payables. The inputs used involve management’s judgement and may impact net income (loss).

Revenue Recognition

Revenue Recognition

The Company records revenue based on a five-step model in accordance with FASB ASC 606, Revenue from Contracts with Customers, which requires the following:

1. Identify the contract with a customer.

2. Identify the performance obligations in the contract.

3. Determine the transaction price of the contract.

4. Allocate the transaction price to the performance obligations in the contract.

5. Recognize revenue when the performance obligations are met or delivered.

The Company’s operating revenues are primarily generated from fees charged for the collection and disposal of waste. Revenues are recognized at a point in time immediately after completion of disposal of waste at a landfill or transfer station. Revenues from collection operations are influenced by factors such as collection frequency, type of collection furnished, type and volume or weight of the waste collected, distance to the disposal facility or material recovery facility and disposal costs. Fees charged at transfer stations are generally based on the weight or volume of waste deposited, including the cost of loading, transporting, and disposing of the solid waste at a disposal site. The fees charged for services generally include environmental, fuel charge and regulatory recovery fees, which are intended to pass through to customers direct and indirect costs incurred. For waste collection and disposal services the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The Company also recognizes operating revenues from its product sales, such as sales of digester equipment and parts. Performance obligations from product sales are satisfied at the point in time when products are shipped to the customer, which is when the customer has title and control. Therefore, the Company’s product sale contracts have a single performance obligation (shipment of product). The Company primarily receives fixed consideration for sales of products. When revenue is earned on digester equipment related services, such as management advisory fees and digester maintenance and repair services, fees are recognized as the services are performed based on service milestones. For product sales, the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The following is a summary of revenue disaggregated by type for the nine ended September 30, 2023 and 2022:

	Nine Months Ended
	September 30,
	2023	2022
Product sales	$935,209	$-
Waste collection and disposal	4,633,015	2,823,911
Total revenue	$5,568,224	$2,823,911

Concentration Risk

Concentration Risk

The Company performs a regular review of customer activity and associated credit risks.

As of September 30, 2023, three customers accounted for approximately 51% of accounts receivable. As of December 31, 2022, one customer accounted for approximately 63% of accounts receivable.

During the nine months ended September 30, 2023, one customer accounted for approximately 35% of total revenues generated. During the nine months ended September 30, 2022, two customers accounted for approximately 68% of total revenues generated.

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

Basic and Diluted Loss per Unit

Basic and Diluted Loss per Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted average number vested of common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of September 30, 2023 and September 30, 2022, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	108,734	-
Convertible notes	17,680	-
Total common stock equivalents	63,216,414	-

As further described in Note 3 – Business Combinations, under applicable accounting principles, the historical financial results of Titan prior to May 19, 2023 replace the historical financial statements for the period prior to May 19, 2023. Titan’s equity structure, prior to the combination with the TraQiQ, was a limited liability company, resulting in all components of equity attributable to the members being reported within Member’s Equity. Given that Titan was a limited liability company, net loss prior to the reverse acquisition is not applicable for purposes of calculating loss per share.

The Company has assessed the Series A Right to Receive Common Stock (“Series A Rights”) and the Series B Rights to Receive Common Stock (“Series B Rights”) for appropriate balance sheet classification and concluded that the Series A Rights and Series B Rights are freestanding equity-linked financial instruments that meet the criteria for equity classification under ASC 480 and ASC 815. In accordance with ASC 260 Earnings per Share the Company determined that the Series A Rights and Series B Rights should be included in the determination of basic and diluted earnings per share.

Income Taxes and Uncertain Tax Positions

Income Taxes and Uncertain Tax Positions

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to entity. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company follows FASB ASC 740-10, “Accounting for Uncertainty in Income Taxes”. This requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. Management evaluates their tax positions on an annual basis.

TraQiQ, Inc. files a tax return in the U.S. federal tax jurisdiction and various state tax jurisdictions. Prior to the sale of its subsidiary TraQiQ Solutions, Inc., TraQiQ Inc. and TraQiQ Solutions Inc filed a consolidated tax return in the U.S. federal tax jurisdiction and various state tax jurisdictions. Recoup files a tax return in the U.S. federal tax jurisdiction and the State of Delaware. Prior to the Titan Merger, Titan, with consent from its shareholders, had elected under the Internal Revenue Code to be an “S” corporation. In lieu of corporation income taxes, the shareholders of an “S” corporation are taxed on their proportionate share of the Company’s taxable income. For U.S. federal income tax purposes, the Titan Merger qualified as a tax-free “reorganization”. Therefore, following the Titan Merger, Titan is to be taxed as a “C” corporation in the U.S. federal tax jurisdiction and in various state tax jurisdictions.

The U.S. federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities. U.S. federal income tax returns have a default audit examination window of three years, and an examination window of six years when there are substantial omissions or errors on the return. There is no statute of limitations for fraudulent or false returns, or for returns which were never filed. The company is subject to various state tax jurisdictions, which generally have an examination window of four years for income tax returns.

Advertising and Marketing Costs

Advertising and Marketing Costs

Costs associated with advertising are charged to expense as occurred. For the nine months ended September 30, 2023 the advertising and marketing costs were $24,918. Advertising and marketing costs for the nine months ended September 30, 2022 were $4,982.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

The Company has reviewed the recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC and determined that these pronouncements do not have a material impact on the Company’s current or anticipated consolidated financial statement presentation or disclosures.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions, and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this ASU as of January 1, 2023. The adoption did not have a material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for smaller reporting companies with fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis, with early adoption permitted. The Company adopted ASU 2020-06 effective January 1, 2023. The adoption of ASU 2020-06 did not have an impact on the Company’s financial statements.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Basis of Accounting

Basis of Accounting

The Company’s policy is to prepare its combined financial statements on the accrual basis of accounting, whereby revenue is recognized when earned and expenses are recognized when incurred.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Titan Trucking LLC and Senior Trucking LLC, its wholly owned affiliate. All material inter-company accounts and transactions have been eliminated.

Accounting Estimates

Accounting Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Business Combinations

Business Combinations

Under the guidance enumerated in FASB Accounting Standards Codification (“ASC”) 805, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asst or group of similar identifiable assets, the set is not considered a business and is accounted for as an asset acquisition at which point, the acquirer measures the assts acquired based on their cost, which is allocated on a relative fair value basis.

Business combinations are accounted for utilizing the fair value of consideration determined by the Company’s management and external specialists. The Company recognizes estimated fair values of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date. Goodwill is recognized as any excess in fair value over the net value of assets acquired and liabilities assumed.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid money market funds and certificates of deposit with original maturities of less than three months to be cash equivalents. The Company maintains its cash balances with various banks. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2022, the Company had no amounts above this amount.

Subscriptions Receivable

Subscriptions Receivable

Subscription receivable consists of members’ equity that have been issued with subscriptions that have not yet been settled. As of December 31, 2022 and 2021, there were $200,000 and nil, respectively, in subscriptions that had not yet settled. All these funds were settled in January of 2023, prior to the filing of this report. Subscriptions receivable are carried at cost which approximates fair value.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the consolidated statement of operations or the period in which the disposal occurred. The Company utilizes a useful life ranging from 5 to 25 years for its trailers, tractors, shop equipment, leasehold improvements, and containers.

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of December 31, 2022.

Leases

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets (“ROU”) and corresponding lease liabilities at the lease commencement date. The lease term is used to calculate the lease liability, which includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The leases the Company currently holds do not have implicit borrowing rates, therefore the Company utilizes its incremental borrowing rate to measure the ROU assets and liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. All leases that have lease terms of one year or less are considered short-term leases, and therefore are not recorded through a ROU or liability.

The Company has elected to apply the practical expedient to not separate the lease and non-lease components of a contract, which ultimately results in a higher amount of total lease payments being included within the present value calculation of the lease liability.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and short-term notes payable. As of the consolidated balance sheet dates, the estimated fair values of the financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments.

Revenue Recognition

Revenue Recognition

The Company records revenue based on a five-step model in accordance with ASC 606, Revenue from Contracts with Customers, which requires the following:

1. Identify the contract with a customer.

2. Identify the performance obligations in the contract.

3. Determine the transaction price of the contract.

4. Allocate the transaction price to the performance obligations in the contract.

5. Recognize revenue when the performance obligations are met or delivered.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

The Company’s operating revenues are primarily generated from fees charged for the collection and disposal of waste. Revenues are recognized at a point in time immediately after completion of disposal of waste at a landfill or transfer station and billed out to customers. Rates charged for services performed are usually based on pre-negotiated amounts via contractual obligations and are billed on a performance satisfaction basis via invoice. Invoices usually contain a payment term of net 30 days. There are no significant financing operations with customers in relation to revenues generated and collected.

Revenues from collection operations are influenced by factors such as collection frequency, type of collection furnished, type and volume or weight of the waste collected, distance to the disposal facility or material recovery facility and disposal costs. Fees charged at transfer stations are generally based on the weight or volume of waste deposited, including the cost of loading, transporting, and disposing of the solid waste at a disposal site. The fees charged for services generally include environmental, fuel charge and regulatory recovery fees, which are intended to pass through to customers direct and indirect costs incurred.

Concentration Risk

Concentration Risk

The Company performs a regular review of customer activity and associated credit risks.

During the year ended December 31, 2022, one customer accounted for more than 63% of accounts receivable. During the year ended December 31, 2021, two customers accounted for more than 77% of total accounts receivable.

During the year ended December 31, 2022, three customers accounted for more than 76% of total revenues generated. During the year ended December 31, 2021, three customers accounted for more than 77% of total revenues generated.

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

Basic and Diluted Loss per Unit

Basic and Diluted Loss per Unit

The Company presents both basic and diluted earnings per unit for the periods presented in the consolidated financial statements. Basic and diluted loss per unit is calculated by dividing the net loss attributable to the Company by the weighted average number of units outstanding during the periods presented.

Advertising and Marketing Costs

Advertising and Marketing Costs

Costs associated with advertising are charged to expense as occurred. For the years ended December 31, 2022 and 2021, the advertising and marketing costs were $11,336 and $3,394, respectively.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” This amendment replaces the incurred methodology in current GAAP with a methodology that reflects expected credit losses on instruments within its scope, including trade receivables. This update is intended to provide financial statement users with more decision-useful information about the expected credit losses. In November 2019, the FASB issued No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which deferred the effective date of ASU 2016-13 for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company does not expect a material impact from the adoption of ASU 2016-13 on the consolidated financial statements.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and the regulations of the United States Securities and Exchange Commission. The Company adopted a December 31 fiscal year-end for financial statement reporting purposes.

The consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. In their opinion, such financial information is presented fairly and for all periods represented.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at year-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company writes off bad debts as they occur during the year. As of the year ended December 31, 2022, the Company allocated $77,690 to the allowance for doubtful accounts. There was no allowance for the year ended December 31, 2021.

Finite Intangible Assets, net

Finite Intangible Assets, net

Finite intangible assets are recorded at their estimated fair value at the date of acquisition. They are amortized on a straight-line basis over their estimated useful lives. Management annually evaluates the estimated remaining useful lives of the intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of amortization. The Company acquired the finite intangible asset, customer lists, as part of the asset acquisition of WTI Global, Inc. Customer lists are amortized over a remaining useful life of 10 years as determined by management.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Finite-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. An impairment loss is recognized if the sum of the expected long-term undiscounted cash flows the asset is expected to generate is less than its carrying amount. Any write-downs are treated as permanent reductions in the carrying amount of the respective asset. Management assessed and concluded that no impairment write-down would be necessary for the finite-lived intangible assets as of December 31, 2022.

Loan Origination Fees

Loan Origination Fees

Loan origination fees represent loan fees relating to notes granted to the Company and are amortized over the life of the note. Amortization expense for the year ended December 31, 2022 was $6,663. The net amount of $93,745 was netted against the outstanding long-term debt.

Income Taxes

Income Taxes

The Company, with consent from its members, has elected under the Internal Revenue Code to be an “S” corporation. In lieu of corporation income taxes, the shareholders of an “S” corporation are taxed on their proportionate share of the Company’s taxable income.